SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 20, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of operating segments [line items]
Number of units issuable per redemption Unit (in units)	1
Renewable transport fuel obligation certificates, offsetting carryforward percentage		25.00%
Lease liabilities		$ 1,333	$ 61
Right-of-use asset		1,266
Reduction to direct costs		(38,327)	(34,134)	$ (21,876)
Interest expense		1,274	498	202
IFRS 16
Disclosure of operating segments [line items]
Lease liabilities					$ 987
Right-of-use asset					$ 978
Weighted average incremental borrowing used in determining lease liabilities recognised at date of initial application of IFRS 16					4.30%
Reduction to direct costs		242
Interest expense		49
Depreciation expense		203
Industrials
Disclosure of operating segments [line items]
Reduction to direct costs		(7,092)	(2,060)	(1,425)
Interest expense		$ 741	$ 263	$ 154
Industrials | Mining | Bottom of range
Disclosure of operating segments [line items]
Revenue recognition, settlement period		30 days
Industrials | Mining | Top of range
Disclosure of operating segments [line items]
Revenue recognition, settlement period		150 days
Proprietary technology | Top of range
Disclosure of operating segments [line items]
Intangible asset amortization periods		20 years